TRANSACTIONS WITH PARTIES-IN-INTEREST (Tables)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Transactions Relating to The Coca-Cola Company Common Stock	During the year ended December 31, 2025, the Plan had the following transactions relating to common stock of The Coca-Cola Company:

	Shares	Fair Value
Dividends received	10,020	$702,019
Sales	29,209	$2,013,073